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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


       Report for the Calendar Year or Quarter Ended:   December 31, 2002


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

  Roy G. Niederhoffer              New York, New York        February 14, 2003
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


The Institutional Investment Manager filing this report is filing a Form 13F for the first time. The Institutional Investment Manager exercised investment discretion over accounts holding Section 13(f) securities of at least $100,000,000 during at least one last trading day of a calendar month during 2002. On the last trading day of December 2002, the Institutional Investment Manager exercised investment discretion over certain accounts, none of which held Section 13(f) securities.


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name:

   28-
       ------------------       ----------------------------------------------
   [Repeat as necessary.]






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   0
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number        Name

NONE         28-
----            -----------------        --------------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


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
================================  =========  =========  =========  ========= ===========  ==========  ========  ====================
Column 1:                         Column 2:  Column 3:  Column 4:         Column 5:       Column 6:   Column 7        Column 8
NAME OF ISSUER                    TITLE OF                VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
                                  CLASS      CUSIP      (x$1000)   PRN. AMT    PRN  CALL  DISCRETION  MANAGER:  SOLE     SHARED NONE
================================  =========  =========  =========  ========= ===========  ==========  ========  ====================
NONE
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[Repeat as necessary.]